Income and expenses - Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and expenses
Energy	$ (53,802)
C02	(88,952)	$ (103,044)	$ (25,702)
Others	(4,602)	(7,041)	(7,925)
Total other operating income	$ (147,356)	$ (110,085)	$ (33,627)